Other Real Estate - Summary of Other Real Estate Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	$ 235	$ 738	$ 1,715
Loans transferred to other real estate	719	253	332
Sales of other real estate	(511)	(745)	(1,161)
Additions to valuation allowance charged to expense	0	(11)	(148)
Balance at end of year, net of valuation allowance	443	235	$ 738
Other repossessed assets	$ 10	$ 10